Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 62,960	$ 71,318	$ 60,447	$ 136,881
Borrowings	(114,345)	(108,763)
Lease liabilities	(4,578)	(7,732)
Warrant liability	(4,647)	(5,426)	$ (2,185)
Net Debt	(60,610)	(50,603)
Fixed interest rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	(118,923)	(116,495)
variable interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ 0	$ 0